UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2012

Date of reporting period: April 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Growth Fund

Portfolio of Investments

April 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.2%
Information Technology - 31.6%
Communications Equipment - 4.7%
Cisco Systems, Inc.	443,580	$8,938,137
Juniper Networks, Inc. (a)	89,530	1,918,628
QUALCOMM, Inc.	289,170	18,460,613

		29,317,378

Computers & Peripherals - 8.5%
Apple, Inc. (a)	90,480	52,862,035

Internet Software & Services - 2.8%
Google, Inc.-Class A (a)	28,580	17,297,473

IT Services - 2.3%
Cognizant Technology Solutions Corp.-Class A (a)	115,160	8,443,531
Visa, Inc.-Class A	49,230	6,054,306

		14,497,837

Semiconductors & Semiconductor Equipment - 6.1%
ARM Holdings PLC (Sponsored ADR)	198,070	5,017,113
Broadcom Corp.-Class A (a)	172,360	6,308,376
Lam Research Corp. (a)	73,190	3,048,364
LSI Corp. (a)	377,600	3,035,904
Marvell Technology Group Ltd. (a)	634,250	9,520,092
NVIDIA Corp. (a)	232,480	3,022,240
Xilinx, Inc.	230,050	8,369,219

		38,321,308

Software - 7.2%
Intuit, Inc.	196,600	11,396,902
Oracle Corp.	615,280	18,083,079
Red Hat, Inc. (a)	106,410	6,343,100
Splunk, Inc. (a)	44,069	1,496,143
TIBCO Software, Inc. (a)	229,050	7,535,745

		44,854,969

		197,151,000

Health Care - 15.0%
Biotechnology - 2.8%
Biogen Idec, Inc. (a)	46,250	6,197,963
Gilead Sciences, Inc. (a)	185,070	9,625,491
Synageva BioPharma Corp. (a)(b)	45,490	1,727,710

		17,551,164

Health Care Equipment & Supplies - 5.2%
Covidien PLC	139,120	7,683,597
HeartWare International, Inc. (a)(b)	52,780	4,114,729
IDEXX Laboratories, Inc. (a)(b)	42,610	3,746,697
St. Jude Medical, Inc.	110,080	4,262,298
Stryker Corp.	165,070	9,007,870
Volcano Corp. (a)	135,460	3,677,739

		32,492,930

Company	Shares	U.S. $ Value
Health Care Providers & Services - 4.6%
HMS Holdings Corp. (a)	29,735	715,424
Humana, Inc.	36,290	2,927,877
McKesson Corp.	142,570	13,032,324
Mednax, Inc. (a)	51,480	3,615,955
UnitedHealth Group, Inc.	155,230	8,716,165

		29,007,745

Pharmaceuticals - 2.4%
Allergan, Inc./United States	73,200	7,027,200
Watson Pharmaceuticals, Inc. (a)	103,790	7,821,614

		14,848,814

		93,900,653

Consumer Discretionary - 13.0%
Automobiles - 1.0%
Harley-Davidson, Inc.	117,480	6,147,729

Hotels, Restaurants & Leisure - 3.3%
Marriott Vacations Worldwide Corp. (a)	44,195	1,305,078
McDonald’s Corp.	94,620	9,220,719
Starbucks Corp.	76,310	4,378,668
Starwood Hotels & Resorts Worldwide, Inc.	55,330	3,275,536
Yum! Brands, Inc.	32,140	2,337,542

		20,517,543

Internet & Catalog Retail - 2.4%
Amazon.com, Inc. (a)	36,380	8,436,522
priceline.com, Inc. (a)	8,350	6,352,847

		14,789,369

Media - 1.5%
CBS Corp.-Class B	146,730	4,893,445
Walt Disney Co. (The)	107,480	4,633,463

		9,526,908

Multiline Retail - 0.7%
Family Dollar Stores, Inc.	65,280	4,409,664

Specialty Retail - 1.9%
Bed Bath & Beyond, Inc. (a)	57,500	4,047,425
GNC Holdings, Inc.	76,810	3,000,199
Home Depot, Inc. (The)	94,540	4,896,226

		11,943,850

Textiles, Apparel & Luxury Goods - 2.2%
Coach, Inc.	79,230	5,796,467
NIKE, Inc.-Class B	32,880	3,678,286
PVH Corp.	48,938	4,345,694

		13,820,447

		81,155,510

Company	Shares	U.S. $ Value
Energy - 12.2%
Energy Equipment & Services - 6.1%
Halliburton Co.	179,950	6,157,889
National Oilwell Varco, Inc.	94,630	7,169,169
Saipem SpA	84,010	4,152,318
Schlumberger Ltd.	193,450	14,342,383
Technip SA	55,160	6,263,990

		38,085,749

Oil, Gas & Consumable Fuels - 6.1%
Anadarko Petroleum Corp.	62,770	4,595,392
EOG Resources, Inc.	70,220	7,710,858
Exxon Mobil Corp.	108,200	9,341,988
Noble Energy, Inc.	81,180	8,062,798
Occidental Petroleum Corp.	89,790	8,190,644

		37,901,680

		75,987,429

Industrials - 11.0%
Aerospace & Defense - 3.5%
Boeing Co. (The)	137,850	10,586,880
United Technologies Corp.	139,510	11,389,596

		21,976,476

Air Freight & Logistics - 2.0%
FedEx Corp.	27,930	2,464,543
United Parcel Service, Inc. - Class B	126,120	9,855,017

		12,319,560

Electrical Equipment - 2.4%
AMETEK, Inc.	113,830	5,729,064
Emerson Electric Co.	180,410	9,478,741

		15,207,805

Industrial Conglomerates - 2.1%
Danaher Corp.	237,340	12,868,575

Machinery - 1.0%
Gardner Denver, Inc.	39,030	2,542,414
Joy Global, Inc.	56,480	3,997,090

		6,539,504

		68,911,920

Consumer Staples - 7.4%
Beverages - 0.7%
Coca-Cola Enterprises, Inc.	134,010	4,036,381

Food & Staples Retailing - 0.8%
CVS Caremark Corp.	112,340	5,012,611

Company	Shares	U.S. $ Value
Food Products - 1.2%
Kraft Foods, Inc. - Class A	187,620	7,480,409

Tobacco - 4.7%
Altria Group, Inc.	344,400	11,093,124
Philip Morris International, Inc.	205,600	18,403,256

		29,496,380

		46,025,781

Financials - 4.6%
Capital Markets - 1.4%
Affiliated Managers Group, Inc. (a)	33,250	3,777,865
Goldman Sachs Group, Inc. (The)	43,340	4,990,601

		8,768,466

Diversified Financial Services - 2.3%
IntercontinentalExchange, Inc. (a)	37,410	4,977,027
JPMorgan Chase & Co.	216,490	9,304,740

		14,281,767

Insurance - 0.9%
MetLife, Inc.	76,640	2,761,339
Prudential Financial, Inc.	48,100	2,911,974

		5,673,313

		28,723,546

Materials - 1.4%
Chemicals - 1.4%
Monsanto Co.	78,220	5,958,799
Potash Corp. of Saskatchewan, Inc.	67,470	2,866,126

		8,824,925

Total Common Stocks (cost $546,907,687)		600,680,764

SHORT-TERM INVESTMENTS - 2.6%
Investment Companies - 2.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.12% (c) (cost $16,267,048)	16,267,048	16,267,048

Total Investments Before Security Lending Collateral for Securities Loaned - 98.8% (cost $563,174,735)		616,947,812

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 0.9%
Investment Companies - 0.9%
AllianceBernstein Exchange Reserves - Class I, 0.21% (c) (cost $5,425,130)	5,425,130	5,425,130

U.S. $ Value
Total Investments - 99.7% (cost $568,599,865) (d)	622,372,942
Other assets less liabilities - 0.3%	1,771,282

Net Assets - 100.0%	$624,144,224

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $67,039,535 and gross unrealized depreciation of investments was $(13,266,458), resulting in net unrealized appreciation of $53,773,077.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	–	American Depositary Receipt

AllianceBernstein Growth Fund

April 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Information Technology	$197,151,000		$	– 0	–	$	– 0	–	$197,151,000
Health Care	93,900,653			– 0	–		– 0	–	93,900,653
Consumer Discretionary	81,155,510			– 0	–		– 0	–	81,155,510
Energy	65,571,121			10,416,308			– 0	–	75,987,429
Industrials	68,911,920			– 0	–		– 0	–	68,911,920
Consumer Staples	46,025,781			– 0	–		– 0	–	46,025,781
Financials	28,723,546			– 0	–		– 0	–	28,723,546
Materials	8,824,925			– 0	–		– 0	–	8,824,925
Short-Term Investments	16,267,048			– 0	–		– 0	–	16,267,048
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	5,425,130			– 0	–		– 0	–	5,425,130

Total Investments in Securities	611,956,634			10,416,308			– 0	–	622,372,942
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$611,956,634			$10,416,308		$	– 0	–	$622,372,942

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	June 22, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	June 22, 2012